Retirement obligations - Disclosure of Changes in Provisions (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Lump-sum retirement benefits
Other Provisions [Roll Forward]
Other provisions at beginning of period	€ 432	€ 323
Increases	95	109
Decreases	0	0
Currency translation	0	0
Other provisions at end of period	507	432
Total Non-current provisions
Other Provisions [Roll Forward]
Other provisions at beginning of period	432	323
Increases	95	109
Decreases	0	0
Currency translation	0	0
Other provisions at end of period	€ 507	€ 432